Adoption of U.S. GAAP - Impact of Change Before Considering The Tax Effect from Research and Development (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
Research and development	$ 13,055,000	$ 9,636,000	$ 5,924,000
Depreciation expense	14,326,000	10,728,000	3,031,000
Total other income (expense), net		(27,902,000)	1,026,000
Loss before income tax	(32,068,000)	(96,537,000)	(21,381,000)
(Condensed Consolidated Balance Sheet)
Property and equipment, net	47,981,000	32,530,000
Total assets	143,855,000	49,918,000
Adjustment to accumulated deficit	(222,815,000)	(186,174,000)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	$ 143,855,000	49,918,000
Adjustments/ Reclassifications
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
Research and development		(4,000)	46,000
Depreciation expense		(97,000)	(151,000)
Total other income (expense), net		21,326,000	92,141,000
Loss before income tax		21,436,000	92,397,000
(Condensed Consolidated Balance Sheet)
Property and equipment, net		(1,056,000)
Total assets		(764,000)
Adjustment to accumulated deficit		111,578,000
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)		(764,000)
Adjustments/ Reclassifications | IFRS Impact on Research and Development
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
Research and development		(4,000)	135,000
Depreciation expense		(97,000)	(151,000)
Total other income (expense), net		0	0
Loss before income tax		(101,000)	$ (16,000)
(Condensed Consolidated Balance Sheet)
Property and equipment, net		(1,056,000)
Total assets		(1,056,000)
Adjustment to accumulated deficit		(1,056,000)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)		$ (1,056,000)